UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Tracking Stock

Annual Report

November 30, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Premium/Discount Analysis (Unaudited)
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

The fund's net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return — positive or negative — to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The hypothetical investment and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	19.83%	90.70%	346.80%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	19.89%	90.39%	348.43%
Nasdaq Composite Index®	19.51%	91.36%	352.71%
S&P 500	16.11%	68.34%	252.89%

Average Annual Total Returns

For the periods ended November 30, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Tracking Stock - NAV	19.83%	13.78%	16.15%
Fidelity® Nasdaq Composite Index® Tracking Stock - Market Price	19.89%	13.74%	16.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Tracking Stock - NAV on November 30, 2009.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® and S&P 500 Index performed over the same period.

Period Ending Values
$44,680	Fidelity® Nasdaq Composite Index® Tracking Stock - NAV
$45,271	Nasdaq Composite Index®
$35,289	S&P 500 Index

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks continued to roll for the year ending November 30, 2019, with the S&P 500® index soaring 16.11% and marking history as the longest and strongest bull market ever, despite persistent, nagging concerns about global growth and trade. After a rough December 2018, upbeat company earnings, along with signs the Fed may pause on rates, boosted stocks to an all-time high on April 30. In May, however, volatility spiked and the index sunk as trade negotiations between the U.S. and China broke down. The bull market roared back to recorded a series of highs in July, when the Fed, affirming a dovish shift in policy, cut interest rates for the first time since 2008. Volatility intensified in August, however, as the Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the U.S. economy could be heading for recession. The market proved resilient, however, achieving a new high on October 30, when the Fed lowered rates for the third time this year. The rally continued with a strong November (+4%). Information technology (+32%) led the way, as investors regained comfort taking on risk. Communication services (+21%) also stood out, followed by real estate (+18%) and utilities (+17%). In contrast, energy (-8%) was by far the weakest group – struggling amid sluggish oil prices – while several solid gainers nonetheless fell short of the market: health care (+7%), consumer staples and materials (+13% each), financials and consumer discretionary (+14% each), and industrials (+16%).

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the exchange traded fund's (ETF) net asset value gained 19.83%, compared with an increase of 19.51% for the benchmark NASDAQ Composite Index. The ETF's market price rose 19.89% over the same time frame. At the individual-stock level, the largest positive impact on performance came from the two largest companies in the index, Apple and Microsoft. Apple (+52%), a maker of consumer electronics and personal computers, reported especially strong growth in services and wearable electronics, while software company Microsoft (+39%) benefited from strong earnings growth and a decision to buy back stock and increase its quarterly dividend. Better-than-expected financial results lifted shares of social media company Facebook (+43%). Other notable contributors included Alphabet (combining its Class A and Class C shares), parent company of online search giant Google – whose shares rose on the company's strong financial results and announcement of a $25 billion share buyback plan – and online retailer Amazon.com (+7%). In contrast, weak financial results weighed on shares of pharmacy retail chain Walgreens Boots Alliance (-27%). Kraft Heinz (-37%) detracted, with much of its decline coming in February, after the packaged-foods company reported an exceptionally large charge to its quarterly earnings and simultaneously announced a government inquiry into the firm's accounting practices. China-based Baidu (-37%) struggled, as the company anticipated continued challenges for its core online search-advertising business.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended From December 1, 2014 to November 30, 2019

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	341	27.08%	863	68.55%
25 - <50	8	0.64%	45	3.57%
50 - <75	0	--	1	0.08%
75 - <100	0	--	0	--
100 or above	0	--	1	0.08%
Total	349	27.72%	910	72.28%

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2019

% of fund's net assets
Apple, Inc.	7.3
Microsoft Corp.	7.0
Amazon.com, Inc.	5.4
Facebook, Inc. Class A	3.1
Alphabet, Inc. Class C	2.7
Alphabet, Inc. Class A	2.4
Intel Corp.	1.6
Cisco Systems, Inc.	1.3
Comcast Corp. Class A	1.2
PepsiCo, Inc.	1.2
33.2

Top Market Sectors as of November 30, 2019

% of fund's net assets
Information Technology	33.7
Communication Services	14.4
Consumer Discretionary	10.8
Health Care	8.7
Financials	5.6
Industrials	3.9
Consumer Staples	3.7
Real Estate	1.1
Utilities	0.8
Materials	0.3

Asset Allocation (% of fund's net assets)

As of November 30, 2019 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.9%

Schedule of Investments November 30, 2019

Showing Percentage of Net Assets

Common Stocks - 83.2%
	Shares	Value
COMMUNICATION SERVICES - 14.4%
Diversified Telecommunication Services - 0.1%
ATN International, Inc.	3,980	$223,477
Cogent Communications Group, Inc.	3,949	247,523
Consolidated Communications Holdings, Inc. (a)	24,894	90,365
Frontier Communications Corp. (a)(b)	171,387	115,669
GCI Liberty, Inc. (b)	16,228	1,152,026
Iridium Communications, Inc. (b)	20,109	468,540
		2,297,600
Entertainment - 1.9%
Activision Blizzard, Inc.	110,422	6,054,438
Bilibili, Inc. ADR (b)	9,513	164,385
Electronic Arts, Inc. (b)	42,465	4,289,390
Glu Mobile, Inc. (b)	2,692	14,887
iQIYI, Inc. ADR (a)(b)	62,117	1,189,541
LiveXLive Media, Inc. (a)(b)	5,524	10,606
NetEase, Inc. ADR	10,934	3,447,709
Netflix, Inc. (b)	65,773	20,696,132
Roku, Inc. Class A (b)	13,098	2,100,526
Take-Two Interactive Software, Inc. (b)	16,239	1,970,603
Viacom, Inc. Class B (non-vtg.)	53,327	1,283,581
Zynga, Inc. (b)	143,540	894,254
		42,116,052
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A (b)	39,644	51,699,344
Class C (b)	45,588	59,490,516
Baidu.com, Inc. sponsored ADR (b)	47,446	5,623,774
CarGurus, Inc. Class A (a)(b)	17,582	704,862
Facebook, Inc. Class A (b)	332,869	67,119,705
IAC/InterActiveCorp (b)	13,870	3,088,849
Luokung Technology Corp. (a)(b)	32,954	44,488
Match Group, Inc. (a)	14,656	1,032,955
Momo, Inc. ADR	25,047	937,509
Qutoutiao, Inc. ADR (a)(b)	44,295	129,784
So-Young International, Inc. ADR (a)	8,897	109,611
Sohu.Com Ltd. ADR (b)	7,502	76,820
TripAdvisor, Inc.	25,730	730,732
Trivago NV ADR (b)	6,451	15,031
TrueCar, Inc. (b)	32,340	169,785
Weibo Corp. sponsored ADR (a)(b)	14,867	636,456
Yandex NV Series A (b)	50,221	2,107,775
YY, Inc. ADR (b)	8,245	525,949
Zillow Group, Inc.:
Class A (a)(b)	8,420	328,885
Class C (a)(b)	20,629	807,625
		195,380,455
Media - 3.0%
Charter Communications, Inc. Class A (b)	31,052	14,594,751
Comcast Corp. Class A	610,604	26,958,167
comScore, Inc.(b)	39,888	163,142
Criteo SA sponsored ADR (b)	7,970	142,265
Discovery Communications, Inc.:
Class A (a)(b)	26,075	858,911
Class C (non-vtg.) (b)	54,304	1,657,358
DISH Network Corp.:
rights 12/9/19 (b)	1,798	1,223
Class A (b)	33,372	1,140,321
Fox Corp.:
Class A	47,128	1,685,297
Class B	35,789	1,251,899
Liberty Broadband Corp.:
Class A (b)	4,183	494,891
Class C (b)	25,488	3,045,561
Liberty Global PLC:
Class A (b)	25,596	577,190
Class C (b)	61,699	1,326,529
Liberty Latin America Ltd. Class A (b)	16,276	289,713
Liberty Media Corp.:
Liberty Braves Class C (b)	13,808	390,766
Liberty Formula One Group Series C (b)	37,874	1,707,739
Liberty SiriusXM Series A (b)	20,707	1,008,431
Liberty SiriusXM Series C (b)	29,331	1,422,847
Loral Space & Communications Ltd. (b)	7,937	268,747
News Corp.:
Class A	63,182	813,784
Class B	32,438	427,208
Nexstar Broadcasting Group, Inc. Class A	7,430	800,285
Scholastic Corp.	12,617	468,469
Sinclair Broadcast Group, Inc. Class A	9,690	337,503
Sirius XM Holdings, Inc. (a)	628,571	4,387,426
		66,220,423
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (a)(b)	19,192	97,112
Millicom International Cellular SA (a)	13,582	608,609
Shenandoah Telecommunications Co.	11,124	417,706
T-Mobile U.S., Inc. (b)	116,987	9,189,329
Vodafone Group PLC sponsored ADR	78,949	1,564,769
		11,877,525

TOTAL COMMUNICATION SERVICES		317,892,055

CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.1%
Dorman Products, Inc. (b)	5,869	436,184
Fox Factory Holding Corp. (a)(b)	9,306	613,545
Gentex Corp.	52,790	1,499,236
Gentherm, Inc. (b)	10,408	435,575
		2,984,540
Automobiles - 0.4%
Tesla, Inc. (b)	25,276	8,339,563
Distributors - 0.2%
Core-Mark Holding Co., Inc.	13,901	374,632
LKQ Corp. (b)	55,721	1,965,837
Pool Corp.	6,579	1,358,235
		3,698,704
Diversified Consumer Services - 0.1%
Career Education Corp. (b)	25,418	423,972
Frontdoor, Inc. (b)	10,936	494,963
Grand Canyon Education, Inc. (b)	8,828	752,057
Strategic Education, Inc.	2,094	296,804
Weight Watchers International, Inc. (b)	9,128	395,151
		2,362,947
Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc.	20,069	482,659
Caesars Entertainment Corp. (b)	95,321	1,242,986
Churchill Downs, Inc.	5,681	738,587
Cracker Barrel Old Country Store, Inc. (a)	2,991	459,836
Dave & Buster's Entertainment, Inc.	9,962	400,273
Denny's Corp. (b)	21,499	420,090
Dunkin' Brands Group, Inc.	13,337	1,020,947
Eldorado Resorts, Inc. (a)(b)	10,982	587,647
Golden Entertainment, Inc. (b)	9,766	176,960
Huazhu Group Ltd. ADR	26,817	917,410
Jack in the Box, Inc. (a)	4,422	350,620
Marriott International, Inc. Class A	44,850	6,295,146
Melco Crown Entertainment Ltd. sponsored ADR	29,734	632,740
Monarch Casino & Resort, Inc. (b)	6,659	303,650
Papa John's International, Inc. (a)	5,835	369,239
Penn National Gaming, Inc. (b)	16,605	382,413
Playa Hotels & Resorts NV (b)	34,468	271,608
Ruth's Hospitality Group, Inc.	11,698	273,382
Scientific Games Corp. Class A (b)	11,223	307,061
Starbucks Corp.	156,661	13,383,549
Texas Roadhouse, Inc. Class A	11,765	681,194
The Cheesecake Factory, Inc. (a)	8,057	351,366
The Stars Group, Inc. (b)	38,620	937,952
Wendy's Co.	32,697	701,024
Wingstop, Inc.	8,051	644,080
Wynn Resorts Ltd.	12,678	1,532,136
		33,864,555
Household Durables - 0.3%
Cavco Industries, Inc. (b)	2,340	468,023
Garmin Ltd.	28,864	2,819,724
GoPro, Inc. Class A (a)(b)	14,299	57,768
Helen of Troy Ltd. (b)	3,921	632,928
LGI Homes, Inc. (a)(b)	4,337	313,435
Newell Brands, Inc.	60,000	1,153,200
Sonos, Inc. (a)(b)	4,896	67,810
Universal Electronics, Inc. (b)	5,173	287,619
		5,800,507
Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc. (b)	65,449	117,860,559
Baozun, Inc. sponsored ADR (a)(b)	7,042	267,385
CNOVA NV (a)(b)	49,959	137,612
Ctrip.com International Ltd. ADR (b)	79,750	2,650,890
Duluth Holdings, Inc. (a)(b)	13,850	127,836
eBay, Inc.	108,134	3,840,920
Etsy, Inc. (b)	24,548	1,065,138
Expedia, Inc.	24,592	2,500,023
Groupon, Inc. (b)	74,225	215,253
JD.com, Inc. sponsored ADR (b)	133,787	4,368,146
Lands' End, Inc. (a)(b)	10,709	126,152
MercadoLibre, Inc. (b)	6,737	3,911,367
Overstock.com, Inc. (a)(b)	11,988	90,989
PetMed Express, Inc. (a)	7,332	167,390
Pinduoduo, Inc. ADR (b)	40,482	1,455,328
Reebonz Holding Ltd. (a)(b)	21,969	26,143
Secoo Holding Ltd. ADR (b)	2,876	18,263
Stamps.com, Inc. (b)	3,849	335,825
Stitch Fix, Inc. (a)(b)	15,033	354,478
The Booking Holdings, Inc. (b)	5,270	10,034,238
The RealReal, Inc. (a)	13,134	225,905
Uxin Ltd. ADR (a)(b)	29,817	74,244
Waitr Holdings, Inc. (a)(b)	80,026	30,410
Yunji, Inc. ADR (a)	11,265	44,497
		149,928,991
Leisure Products - 0.1%
Hasbro, Inc.	18,946	1,926,808
Multiline Retail - 0.2%
Dollar Tree, Inc. (b)	31,601	2,890,227
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	11,769	769,693
		3,659,920
Specialty Retail - 0.8%
Bed Bath & Beyond, Inc.	9,120	132,970
Conn's, Inc. (a)(b)	6,417	140,725
Five Below, Inc. (b)	9,239	1,142,957
Monro, Inc.	8,370	614,358
National Vision Holdings, Inc. (b)	11,255	339,901
O'Reilly Automotive, Inc. (b)	11,028	4,877,464
Office Depot, Inc.	48,241	107,577
Rent-A-Center, Inc.	15,998	416,428
Ross Stores, Inc.	51,052	5,929,690
Sleep Number Corp. (b)	11,958	577,213
The Children's Place Retail Stores, Inc. (a)	3,531	255,150
Tractor Supply Co.	19,741	1,864,340
Ulta Beauty, Inc. (b)	8,712	2,037,388
Urban Outfitters, Inc. (a)(b)	21,640	555,282
		18,991,443
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	13,863	1,282,328
Crocs, Inc. (b)	21,032	734,017
lululemon athletica, Inc. (b)	19,391	4,376,355
Sequential Brands Group, Inc. (a)(b)	37,202	14,881
Steven Madden Ltd.	19,983	848,678
		7,256,259

TOTAL CONSUMER DISCRETIONARY		238,814,237

CONSUMER STAPLES - 3.7%
Beverages - 1.4%
Coca-Cola Bottling Co. Consolidated	2,173	587,058
MGP Ingredients, Inc. (a)	4,818	219,797
Monster Beverage Corp. (b)	75,518	4,517,487
National Beverage Corp. (a)	7,202	357,507
PepsiCo, Inc.	185,479	25,193,613
		30,875,462
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	5,990	1,040,882
Costco Wholesale Corp.	59,770	17,919,644
Grocery Outlet Holding Corp. (a)	27,142	899,214
PriceSmart, Inc.	7,246	541,566
Walgreens Boots Alliance, Inc.	129,975	7,746,510
		28,147,816
Food Products - 0.9%
Beyond Meat, Inc. (a)	7,860	652,066
Bridgford Foods Corp. (b)	2,905	77,796
Cal-Maine Foods, Inc. (a)	5,491	239,023
Calavo Growers, Inc. (a)	4,830	430,788
Hostess Brands, Inc. Class A (a)(b)	27,665	372,094
J&J Snack Foods Corp.	2,640	488,400
Lancaster Colony Corp.	3,608	570,172
Mondelez International, Inc.	201,306	10,576,617
Pilgrim's Pride Corp. (b)	35,312	1,112,328
Sanderson Farms, Inc.	3,521	583,007
The Kraft Heinz Co.	182,213	5,557,497
		20,659,788
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (b)	10,241	256,127
WD-40 Co.	3,521	679,940
		936,067
Personal Products - 0.0%
China SXT Pharmaceuticals, Inc. (a)	4,287	3,794
Inter Parfums, Inc.	8,449	595,570
		599,364

TOTAL CONSUMER STAPLES		81,218,497

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
CSI Compressco LP	20,594	50,043
Geospace Technologies Corp. (b)	5,066	73,052
KLX Energy Services Holdings, Inc. (b)	14,392	81,315
Mammoth Energy Services, Inc.	1,996	3,134
SAExploration Holdings, Inc. (b)	3,479	8,280
Smart Sand, Inc. (a)(b)	47,491	110,179
Synthesis Energy Systems, Inc. (a)(b)	1,776	10,052
		336,055
Oil, Gas & Consumable Fuels - 0.2%
Abraxas Petroleum Corp. (b)	62,335	16,020
Alliance Resource Partners LP	19,929	209,255
Altus Midstream Co. (b)	31,094	60,011
Amplify Energy Corp. New warrants 5/4/22 (b)	322	3
Berry Petroleum Corp.	15,875	126,524
Blueknight Energy Partners LP	29,345	31,399
Calumet Specialty Products Partners LP (b)	5,644	17,440
Clean Energy Fuels Corp. (b)	82,835	161,528
Diamondback Energy, Inc.	28,178	2,179,287
Golar LNG Ltd.	3,550	46,221
National Energy Services Reunited Corp. (a)(b)	16,343	149,538
Nextdecade Corp. (a)(b)	23,887	156,460
Pacific Ethanol, Inc. (b)	15,366	7,436
Penn Virginia Corp. (b)	7,344	177,358
Rosehill Resources, Inc. (a)(b)	9,046	10,584
StealthGas, Inc. (b)	12,758	44,398
Tellurian, Inc. (a)(b)	40,751	297,075
Top Ships, Inc. (a)(b)	16,272	12,346
Viper Energy Partners LP	6,394	151,666
Westwater Resources, Inc. (a)(b)	5,768	14,939
		3,869,488

TOTAL ENERGY		4,205,543

FINANCIALS - 5.6%
Banks - 2.3%
1st Source Corp.	7,466	383,827
Ameris Bancorp	9,737	425,020
BancFirst Corp.	8,408	496,829
Bank OZK	12,921	383,495
Banner Corp.	8,490	463,809
BOK Financial Corp.	14,155	1,179,678
Boston Private Financial Holdings, Inc.	24,137	283,368
Bridge Bancorp, Inc.	8,138	265,950
Brookline Bancorp, Inc., Delaware	23,658	379,711
Camden National Corp.	6,691	290,657
Cathay General Bancorp	11,462	422,031
Centerstate Banks of Florida, Inc.	22,089	561,723
City Holding Co.	4,871	387,147
Columbia Banking Systems, Inc.	14,067	549,738
Commerce Bancshares, Inc. (a)	21,771	1,459,310
Community Trust Bancorp, Inc.	6,566	295,076
ConnectOne Bancorp, Inc.	11,804	297,343
CVB Financial Corp.	25,493	544,530
Eagle Bancorp, Inc.	5,956	264,566
East West Bancorp, Inc.	26,947	1,234,712
Enterprise Bancorp, Inc.	1,972	62,887
Enterprise Financial Services Corp.	7,782	351,746
Farmers & Merchants Bancorp, Inc.	733	19,021
Fifth Third Bancorp	132,855	4,010,892
First Bancorp, North Carolina	9,371	366,406
First Busey Corp.	13,234	352,024
First Citizens Bancshares, Inc.	2,215	1,151,357
First Financial Bancorp, Ohio	8,422	204,823
First Financial Bankshares, Inc. (a)	29,266	1,011,726
First Financial Corp., Indiana	5,686	251,435
First Hawaiian, Inc.	28,859	823,636
First Internet Bancorp	6,794	154,224
First Merchants Corp.	3,983	161,272
First Midwest Bancorp, Inc., Delaware	11,058	238,410
First of Long Island Corp.	8,401	203,556
Flushing Financial Corp.	10,762	228,154
Fulton Financial Corp. (a)	28,336	486,246
German American Bancorp, Inc.	8,665	292,011
Glacier Bancorp, Inc.	17,117	750,580
Great Southern Bancorp, Inc.	5,486	334,811
Grupo Financiero Galicia SA sponsored ADR	5,193	69,378
Hancock Whitney Corp.	12,320	500,315
HarborOne Bancorp, Inc.	25,825	274,003
Heartland Financial U.S.A., Inc.	8,187	386,590
Home Bancshares, Inc. (a)	27,393	515,536
Hope Bancorp, Inc.	12,824	186,076
Howard Bancorp, Inc. (b)	5,998	99,927
Huntington Bancshares, Inc.	206,945	3,081,411
IBERIABANK Corp.	6,842	499,398
Independent Bank Corp., Massachusetts	9,814	826,339
Independent Bank Group, Inc.	12,096	697,092
International Bancshares Corp.	15,319	649,832
Investar Holding Corp.	1,440	36,029
Investors Bancorp, Inc.	40,878	492,989
Lakeland Bancorp, Inc.	16,612	277,088
Lakeland Financial Corp. (a)	7,498	353,306
Live Oak Bancshares, Inc. (a)	11,598	211,664
Mid Penn Bancorp, Inc.	2,455	66,211
NBT Bancorp, Inc.	12,160	486,400
Old National Bancorp, Indiana	19,736	356,827
Opus Bank	11,178	287,386
Pacific Premier Bancorp, Inc.	12,029	385,409
PacWest Bancorp	18,529	690,020
People's Utah Bancorp	8,590	252,117
Peoples Financial Services Corp.	512	25,149
Peoples United Financial, Inc.	66,821	1,102,547
Pinnacle Financial Partners, Inc.	10,341	635,144
Popular, Inc.	15,282	845,247
Preferred Bank, Los Angeles	5,343	294,666
Premier Financial Bancorp, Inc.	914	16,589
Renasant Corp.	4,476	158,450
Republic Bancorp, Inc., Kentucky Class A	7,419	342,758
S&T Bancorp, Inc.	10,063	379,576
Sandy Spring Bancorp, Inc.	10,430	368,805
Seacoast Banking Corp., Florida (b)	14,544	432,684
ServisFirst Bancshares, Inc.	12,746	463,445
Signature Bank	8,109	1,000,326
Simmons First National Corp. Class A	16,292	422,126
South State Corp.	5,528	460,372
Southside Bancshares, Inc.	10,907	382,945
Stock Yards Bancorp, Inc.	8,216	340,060
SVB Financial Group (b)	8,953	2,074,679
Tcf Financial Corp.	22,145	940,941
The First Bancorp, Inc.	932	26,543
TowneBank	6,368	179,259
Trico Bancshares	8,169	315,732
Trustmark Corp.	5,565	191,213
UMB Financial Corp.	9,094	611,753
Union Bankshares Corp.	6,195	234,171
United Bankshares, Inc., West Virginia	17,295	654,962
United Community Bank, Inc.	10,366	321,346
Univest Corp. of Pennsylvania	11,132	290,657
Valley National Bancorp	45,929	531,858
Veritex Holdings, Inc.	10,972	285,382
Washington Trust Bancorp, Inc.	5,999	313,088
WesBanco, Inc.	11,223	409,415
Westamerica Bancorp.	7,186	467,090
Zions Bancorp NA	31,906	1,588,281
		50,812,339
Capital Markets - 1.8%
Blucora, Inc. (b)	14,901	350,770
Carlyle Group LP	23,226	692,135
CME Group, Inc.	60,360	12,236,783
Diamond Hill Investment Group, Inc.	1,383	188,849
E*TRADE Financial Corp.	31,769	1,407,367
Interactive Brokers Group, Inc.	10,175	492,674
LPL Financial	17,948	1,657,498
MarketAxess Holdings, Inc.	7,116	2,873,583
Morningstar, Inc.	8,594	1,350,117
Northern Trust Corp.	39,141	4,197,481
SEI Investments Co.	28,612	1,846,332
T. Rowe Price Group, Inc.	42,361	5,234,125
TD Ameritrade Holding Corp.	91,002	4,716,634
The NASDAQ OMX Group, Inc.	29,556	3,097,469
		40,341,817
Consumer Finance - 0.2%
Credit Acceptance Corp. (b)	2,907	1,251,347
Encore Capital Group, Inc. (a)(b)	5,814	212,037
First Cash Financial Services, Inc.	6,164	498,298
Navient Corp.	45,398	651,461
PRA Group, Inc. (b)	10,276	376,513
World Acceptance Corp. (b)	2,756	261,792
		3,251,448
Insurance - 0.9%
American National Insurance Co.	4,827	569,586
Amerisafe, Inc.	6,520	440,752
Arch Capital Group Ltd. (b)	61,209	2,568,942
Cincinnati Financial Corp.	25,551	2,735,235
eHealth, Inc. (b)	9,662	891,416
Enstar Group Ltd. (b)	2,370	483,978
Erie Indemnity Co. Class A	9,121	1,544,185
Fanhua, Inc. ADR (a)	11,228	305,402
James River Group Holdings Ltd.	9,847	389,547
Kinsale Capital Group, Inc.	6,945	703,251
National General Holdings Corp.	17,622	375,172
National Western Life Group, Inc.	1,109	279,723
Principal Financial Group, Inc.	45,520	2,508,152
Safety Insurance Group, Inc.	4,807	469,404
Selective Insurance Group, Inc.	8,822	584,193
State Auto Financial Corp.	13,124	430,205
Trupanion, Inc. (a)(b)	11,408	388,785
United Fire Group, Inc.	7,944	349,059
United Insurance Holdings Corp. (a)	16,929	214,829
Willis Group Holdings PLC	19,271	3,785,595
		20,017,411
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	86,022	1,489,901
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	37,201	527,510
HomeStreet, Inc. (b)	10,502	335,224
Kearny Financial Corp.	25,496	359,494
LendingTree, Inc. (a)(b)	1,780	641,743
Meridian Bancorp, Inc. Maryland	17,463	351,530
Meta Financial Group, Inc.	9,072	322,691
NMI Holdings, Inc. (b)	19,949	669,688
Northfield Bancorp, Inc.	18,186	307,343
Northwest Bancshares, Inc.	27,448	456,735
OceanFirst Financial Corp.	14,671	351,811
TFS Financial Corp.	57,252	1,161,643
Trustco Bank Corp., New York	35,146	308,582
Washington Federal, Inc.	10,037	369,462
WMI Holdings Corp. (b)	14,653	196,936
WSFS Financial Corp.(a)	15,506	691,413
		7,051,805

TOTAL FINANCIALS		122,964,721

HEALTH CARE - 8.7%
Biotechnology - 5.0%
Abeona Therapeutics, Inc. (b)	26,065	87,839
ACADIA Pharmaceuticals, Inc. (b)	19,620	888,590
Acceleron Pharma, Inc. (b)	12,360	605,146
Adamas Pharmaceuticals, Inc. (b)	5,885	35,016
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	19,240	22,511
ADMA Biologics, Inc. (b)	55,419	263,240
Aduro Biotech, Inc. (b)	17,625	20,974
Advaxis, Inc. (b)	77,507	39,854
Aileron Therapeutics, Inc. (b)	36,277	17,417
Aimmune Therapeutics, Inc. (a)(b)	15,368	429,075
Alector, Inc.	7,686	143,267
Alexion Pharmaceuticals, Inc. (b)	31,279	3,563,929
Allakos, Inc. (a)(b)	4,151	394,345
Allena Pharmaceuticals, Inc. (a)(b)	7,465	16,498
Allogene Therapeutics, Inc. (a)(b)	16,096	453,585
Alnylam Pharmaceuticals, Inc. (b)	14,309	1,676,156
AMAG Pharmaceuticals, Inc. (a)(b)	7,010	74,657
Amarin Corp. PLC ADR (a)(b)	49,294	1,048,483
Amgen, Inc.	80,966	19,004,340
Amicus Therapeutics, Inc. (b)	29,468	308,825
AnaptysBio, Inc. (b)	5,651	76,232
Anika Therapeutics, Inc. (b)	6,083	351,597
Apellis Pharmaceuticals, Inc. (b)	30,382	816,668
Aptinyx, Inc. (b)	2,901	11,778
Aravive, Inc. (b)	6,024	57,951
Arbutus Biopharma Corp. (b)	33,882	56,583
Arena Pharmaceuticals, Inc. (b)	10,504	497,680
Argenx SE ADR (b)	1,815	268,711
ArQule, Inc. (a)(b)	45,987	441,015
Arrowhead Pharmaceuticals, Inc. (a)(b)	20,282	1,480,789
Ascendis Pharma A/S sponsored ADR (b)	7,317	842,772
Assembly Biosciences, Inc. (b)	7,107	115,276
Athenex, Inc. (a)(b)	14,410	224,508
Audentes Therapeutics, Inc. (b)	9,338	271,082
Autolus Therapeutics Ltd. ADR (b)	3,351	50,265
Axovant Gene Therapies Ltd. (a)(b)	5,789	31,318
AzurRx BioPharma, Inc. (b)	11,216	7,404
BeiGene Ltd. ADR (b)	4,965	1,009,335
Bellicum Pharmaceuticals, Inc. (a)(b)	55,279	47,938
BeyondSpring, Inc. (b)	5,009	62,362
BioCryst Pharmaceuticals, Inc. (b)	9,882	28,164
Biogen, Inc. (b)	26,835	8,045,401
BioMarin Pharmaceutical, Inc. (b)	26,303	2,122,915
bluebird bio, Inc. (b)	8,349	675,768
Blueprint Medicines Corp. (b)	7,776	637,943
Calyxt, Inc. (b)	2,539	9,344
CareDx, Inc. (b)	9,311	191,062
Cellectis SA sponsored ADR (b)	5,392	74,949
Chimerix, Inc. (b)	9,221	20,286
China Biologic Products Holdings, Inc. (a)(b)	4,135	482,182
Clementia Pharmaceuticals, Inc. rights 12/31/99 (b)(c)	20,215	27,290
Coherus BioSciences, Inc. (b)	16,242	292,194
Conatus Pharmaceuticals, Inc. (b)	24,825	9,175
Constellation Pharmaceuticals, Inc. (b)	893	41,578
Cortexyme, Inc. (a)	1,411	37,039
Corvus Pharmaceuticals, Inc. (a)(b)	18,748	57,181
CRISPR Therapeutics AG (a)(b)	9,272	664,339
Cyclerion Therapeutics, Inc. (b)	1,643	3,040
Cytokinetics, Inc. (b)	13,828	133,717
DBV Technologies SA sponsored ADR (b)	10,232	79,810
Deciphera Pharmaceuticals, Inc. (b)	15,650	740,089
Denali Therapeutics, Inc. (a)(b)	34,919	621,209
Dicerna Pharmaceuticals, Inc. (b)	19,685	473,621
Dynavax Technologies Corp. (a)(b)	29,347	165,811
Eagle Pharmaceuticals, Inc. (b)	5,835	341,231
Editas Medicine, Inc. (a)(b)	10,574	320,181
Enanta Pharmaceuticals, Inc. (b)	5,202	331,159
Enochian Biosciences, Inc. (b)	1,009	5,862
Epizyme, Inc. (b)	7,574	125,122
Equillium, Inc. (b)	310	998
Esperion Therapeutics, Inc. (a)(b)	4,081	209,600
Evelo Biosciences, Inc. (a)(b)	1,946	8,776
Exact Sciences Corp. (b)	23,500	1,903,735
Exelixis, Inc. (b)	40,876	679,768
Fate Therapeutics, Inc. (b)	16,681	260,557
FibroGen, Inc. (b)	15,284	647,583
Five Prime Therapeutics, Inc. (b)	16,392	64,257
Forty Seven, Inc. (b)	3,157	39,904
G1 Therapeutics, Inc. (a)(b)	8,681	187,510
Galmed Pharmaceuticals Ltd. (a)(b)	2,534	11,403
Gilead Sciences, Inc.	170,486	11,463,479
Global Blood Therapeutics, Inc. (b)	8,238	547,827
Gossamer Bio, Inc.	8,682	221,391
Grifols SA ADR	31,052	710,470
Gritstone Oncology, Inc. (a)(b)	11,234	97,848
Halozyme Therapeutics, Inc. (b)	27,194	527,292
Heron Therapeutics, Inc. (b)	10,665	272,597
Idera Pharmaceuticals, Inc. (b)	3,185	5,574
ImmunoGen, Inc. (b)	157,382	568,149
Immunomedics, Inc. (a)(b)	33,152	622,595
Incyte Corp. (b)	25,340	2,386,014
InflaRx NV (a)(b)	15,355	52,207
Insmed, Inc. (b)	12,450	286,973
Intec Pharma Ltd. (a)(b)	13,375	6,637
Ionis Pharmaceuticals, Inc. (b)	21,415	1,369,703
Iovance Biotherapeutics, Inc. (a)(b)	48,587	1,109,241
Jounce Therapeutics, Inc. (b)	3,780	20,450
Karyopharm Therapeutics, Inc. (b)	63,810	1,117,951
Kiniksa Pharmaceuticals Ltd. (b)	7,395	78,757
La Jolla Pharmaceutical Co. (a)(b)	40,301	110,425
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	3,077	347,701
General CVR (b)	1,530	5
Glucagon CVR (b)	1,530	61
rights (b)	1,530	3
TR Beta CVR (b)	1,530	317
Magenta Therapeutics, Inc. (b)	4,524	59,898
Marker Therapeutics, Inc. (a)(b)	17,902	59,793
Mersana Therapeutics, Inc. (b)	8,765	33,745
Midatech Pharma PLC ADR (b)	9,991	6,494
Mirati Therapeutics, Inc. (b)	6,110	615,705
Moderna, Inc.	46,349	943,666
Momenta Pharmaceuticals, Inc. (b)	14,640	245,952
Myriad Genetics, Inc. (b)	17,855	459,588
Natera, Inc. (b)	17,618	642,881
Neoleukin Therapeutics, Inc. (b)	4,418	24,652
Neon Therapeutics, Inc. (b)	5,701	6,499
Neurocrine Biosciences, Inc. (b)	17,132	1,997,763
Novavax, Inc. (a)(b)	11,347	55,033
NuCana PLC ADR (a)(b)	3,114	26,656
ObsEva SA (b)	7,154	32,551
Organogenesis Holdings, Inc. Class A (b)	1,696	8,700
Portola Pharmaceuticals, Inc. (b)	4,571	130,502
Precision BioSciences, Inc. (a)(b)	5,859	104,114
ProQR Therapeutics BV (b)	3,756	32,076
Proteostasis Therapeutics, Inc. (a)(b)	82,725	201,849
Prothena Corp. PLC (b)	2,942	37,716
PTC Therapeutics, Inc. (b)	11,883	558,026
Ra Pharmaceuticals, Inc. (b)	26,540	1,240,214
Regeneron Pharmaceuticals, Inc. (b)	15,129	5,582,601
REGENXBIO, Inc. (b)	8,750	366,275
Repligen Corp. (b)	12,035	1,068,106
Rocket Pharmaceuticals, Inc. (a)(b)	18,856	331,677
Sage Therapeutics, Inc. (b)	6,862	1,062,032
Sangamo Therapeutics, Inc. (b)	17,669	190,825
Sarepta Therapeutics, Inc. (a)(b)	11,146	1,253,814
Savara, Inc. (a)(b)	24,966	31,457
Seattle Genetics, Inc. (b)	24,668	2,968,794
Selecta Biosciences, Inc. (b)	6,484	10,634
Sellas Life Sciences Group, Inc. (a)(b)	1,538	7,075
Seres Therapeutics, Inc. (b)	32,169	127,068
Solid Biosciences, Inc. (a)(b)	11,389	44,759
Spark Therapeutics, Inc. (b)	6,090	676,843
Sunesis Pharmaceuticals, Inc. (b)	28,734	12,356
Synlogic, Inc. (b)	18,534	39,663
T2 Biosystems, Inc. (a)(b)	51,707	70,322
TG Therapeutics, Inc. (a)(b)	1,483	12,146
The Medicines Company (a)(b)	14,322	1,205,912
Tobira Therapeutics, Inc. rights (b)(c)	1,750	14,403
Tocagen, Inc. (a)(b)	22,216	14,551
Translate Bio, Inc. (a)(b)	12,744	128,077
Tyme, Inc. (a)(b)	7,312	8,263
uniQure B.V. (a)(b)	15,260	849,372
UNITY Biotechnology, Inc. (b)	2,928	22,604
VBI Vaccines, Inc. (b)	40,407	36,298
Verastem, Inc. (a)(b)	103,955	142,418
Vertex Pharmaceuticals, Inc. (b)	34,937	7,747,280
Viking Therapeutics, Inc. (a)(b)	14,111	103,293
Voyager Therapeutics, Inc. (b)	28,263	385,507
Xencor, Inc. (b)	13,328	525,123
Xenetic Biosciences, Inc. (a)(b)	19,052	23,434
Zafgen, Inc. (a)(b)	14,542	11,779
ZIOPHARM Oncology, Inc. (a)(b)	22,688	118,204
		111,227,469
Health Care Equipment & Supplies - 1.8%
Abiomed, Inc. (b)	7,504	1,472,135
Align Technology, Inc. (b)	11,373	3,154,188
Atrion Corp.	503	354,464
Cardiovascular Systems, Inc. (b)	12,741	580,480
CONMED Corp.	7,477	846,920
Dentsply Sirona, Inc.	37,588	2,125,226
DexCom, Inc. (b)	14,661	3,332,592
electroCore, Inc. (a)(b)	9,670	14,602
Heska Corp. (b)	2,242	214,111
Hologic, Inc. (b)	48,175	2,472,341
ICU Medical, Inc. (b)	2,953	553,628
IDEXX Laboratories, Inc. (b)	11,421	2,873,295
Insulet Corp. (b)	10,204	1,894,883
Integra LifeSciences Holdings Corp. (b)	12,114	738,833
Intuitive Surgical, Inc. (b)	15,605	9,252,205
iRhythm Technologies, Inc. (b)	6,670	480,840
Lantheus Holdings, Inc. (b)	8,092	169,123
LeMaitre Vascular, Inc. (a)	7,846	279,082
LivaNova PLC (b)	7,781	651,737
Masimo Corp. (b)	7,474	1,158,993
Merit Medical Systems, Inc. (b)	9,961	278,908
Natus Medical, Inc. (b)	14,984	479,338
Neogen Corp. (b)	10,214	679,946
Novocure Ltd. (b)	15,576	1,435,796
NuVasive, Inc. (b)	8,026	579,798
Orthofix International NV (b)	5,544	251,698
Quidel Corp. (b)	8,778	602,346
Sientra, Inc. (b)	3,197	27,366
Tactile Systems Technology, Inc. (a)(b)	5,345	343,202
Tandem Diabetes Care, Inc. (b)	10,396	717,636
Varex Imaging Corp. (b)	11,076	331,615
Wright Medical Group NV (b)	17,877	532,198
		38,879,525
Health Care Providers & Services - 0.4%
Amedisys, Inc. (b)	7,234	1,178,853
BioScrip, Inc. (b)	30,832	95,888
BioTelemetry, Inc. (b)	11,159	516,773
Corvel Corp. (b)	6,279	518,080
Guardant Health, Inc. (b)	13,092	1,016,856
HealthEquity, Inc. (b)	10,588	665,879
Henry Schein, Inc. (b)	18,797	1,295,113
LHC Group, Inc. (b)	3,230	430,882
Magellan Health Services, Inc. (b)	4,031	313,330
National Research Corp. Class A	9,098	586,912
Patterson Companies, Inc.	7,241	140,910
Pennant Group, Inc. (b)	7,515	176,001
Premier, Inc. (b)	8,746	310,833
Surgery Partners, Inc. (a)(b)	16,713	230,305
The Ensign Group, Inc.	15,031	652,796
		8,129,411
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (b)	17,799	191,873
Cerner Corp.	43,266	3,097,413
HMS Holdings Corp. (b)	24,142	729,088
Inovalon Holdings, Inc. Class A (a)(b)	21,106	379,908
Livongo Health, Inc. (a)	3,012	86,023
NantHealth, Inc. (a)(b)	17,512	20,664
Nextgen Healthcare, Inc. (b)	23,055	424,673
Omnicell, Inc. (b)	10,439	835,016
		5,764,658
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	11,370	169,868
Bio-Techne Corp.	7,421	1,619,633
Bruker Corp.	25,599	1,310,413
ICON PLC (b)	8,537	1,392,897
Illumina, Inc. (b)	20,267	6,500,843
Luminex Corp.	15,648	330,642
Medpace Holdings, Inc. (b)	10,794	827,576
NeoGenomics, Inc. (b)	34,982	902,885
Pacific Biosciences of California, Inc. (b)	35,678	183,385
PRA Health Sciences, Inc. (b)	9,052	984,948
Syneos Health, Inc. (b)	16,839	924,629
		15,147,719
Pharmaceuticals - 0.6%
Aclaris Therapeutics, Inc. (a)(b)	40,091	65,749
Akcea Therapeutics, Inc. (a)(b)	15,080	293,608
Akorn, Inc. (b)	68,795	251,102
Amphastar Pharmaceuticals, Inc. (b)	15,717	306,639
ANI Pharmaceuticals, Inc. rights (b)(c)	739	0
Aquestive Therapeutics, Inc. (a)(b)	5,107	39,784
AstraZeneca PLC rights (b)(c)	1,845	0
Axsome Therapeutics, Inc. (a)(b)	10,341	407,125
ContraVir Pharmaceuticals, Inc. (a)(b)	3,018	21,096
Corcept Therapeutics, Inc. (a)(b)	22,397	287,354
Cronos Group, Inc. (b)	25,285	173,034
CymaBay Therapeutics, Inc. (b)	3,400	5,984
Dova Pharmaceuticals, Inc. rights 12/31/99 (b)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (b)	3,468	18,103
Evolus, Inc. (a)(b)	15,964	223,336
GW Pharmaceuticals PLC ADR (a)(b)	4,305	439,584
Horizon Pharma PLC (b)	30,058	985,301
Innoviva, Inc. (b)	22,119	298,164
Jazz Pharmaceuticals PLC (b)	9,754	1,474,024
Kala Pharmaceuticals, Inc. (a)(b)	5,409	22,556
Marinus Pharmaceuticals, Inc. (b)	8,526	11,254
Melinta Therapeutics, Inc. (a)(b)	52,897	85,693
Mylan NV (b)	76,598	1,438,510
MyoKardia, Inc. (b)	7,375	480,481
Omeros Corp. (a)(b)	7,912	117,098
Pacira Biosciences, Inc. (b)	7,519	347,528
Paratek Pharmaceuticals, Inc. (a)(b)	16,470	48,257
Provention Bio, Inc. (b)	1,695	16,882
Reata Pharmaceuticals, Inc. (b)	6,255	1,220,538
Sanofi SA sponsored ADR	36,560	1,706,621
Sienna Biopharmaceuticals, Inc. (b)	50,412	8,484
Supernus Pharmaceuticals, Inc. (b)	11,379	266,041
Tetraphase Pharmaceuticals, Inc. (b)	6,142	15,969
Tilray, Inc. Class 2 (a)(b)	13,445	266,749
Tricida, Inc. (a)(b)	14,808	591,728
WAVE Life Sciences (a)(b)	7,138	236,625
Zogenix, Inc. (b)	16,277	777,715
		12,952,890

TOTAL HEALTH CARE		192,101,672

INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (b)	2,840	174,206
Axon Enterprise, Inc. (a)(b)	11,906	878,663
Elbit Systems Ltd. (a)	7,954	1,314,796
Kratos Defense & Security Solutions, Inc. (b)	26,079	470,987
Mercury Systems, Inc. (b)	9,884	724,003
		3,562,655
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (b)	17,366	427,377
C.H. Robinson Worldwide, Inc.	21,607	1,660,498
Expeditors International of Washington, Inc.	26,800	2,003,568
Forward Air Corp.	8,008	560,800
Hub Group, Inc. Class A (b)	9,910	506,104
		5,158,347
Airlines - 0.4%
Allegiant Travel Co.	3,240	549,925
American Airlines Group, Inc.	62,562	1,798,032
Hawaiian Holdings, Inc.	9,169	277,729
JetBlue Airways Corp. (b)	46,572	897,442
Ryanair Holdings PLC sponsored ADR (b)	17,697	1,474,514
SkyWest, Inc.	10,525	659,286
United Continental Holdings, Inc. (b)	42,550	3,948,640
		9,605,568
Building Products - 0.1%
AAON, Inc. (a)	22,610	1,116,256
American Woodmark Corp. (b)	2,303	236,979
Apogee Enterprises, Inc.	6,691	255,864
Builders FirstSource, Inc. (b)	9,994	253,948
Caesarstone Sdot-Yam Ltd.	4,264	66,774
Gibraltar Industries, Inc. (b)	9,690	506,012
Patrick Industries, Inc.	6,934	343,372
Universal Forest Products, Inc.	4,857	240,907
		3,020,112
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (b)	13,682	639,086
Cimpress NV (a)(b)	5,617	719,762
Cintas Corp.	14,119	3,629,430
Copart, Inc. (b)	35,573	3,165,997
Healthcare Services Group, Inc. (a)	8,245	207,362
Herman Miller, Inc.	24,781	1,184,036
Interface, Inc.	16,835	282,660
Kimball International, Inc. Class B	15,676	335,153
McGrath RentCorp.	7,252	531,862
Mobile Mini, Inc.	11,443	434,376
SP Plus Corp. (b)	8,683	380,750
Stericycle, Inc. (a)(b)	10,264	644,784
Tetra Tech, Inc.	6,229	549,958
U.S. Ecology, Inc.	6,286	345,667
		13,050,883
Construction & Engineering - 0.0%
Aegion Corp. (b)	13,315	288,403
Concrete Pumping Holdings, Inc. (b)	4,220	20,256
Primoris Services Corp.	14,399	317,066
		625,725
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)(b)	43,500	288,515
Encore Wire Corp.	6,572	383,410
Sunrun, Inc. (b)	27,893	387,155
TPI Composites, Inc. (a)(b)	10,051	181,421
		1,240,501
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	28,345	1,785,735
Raven Industries, Inc.	10,360	356,073
		2,141,808
Machinery - 0.6%
Altra Industrial Motion Corp.	8,607	282,912
Astec Industries, Inc.	2,611	97,808
Chart Industries, Inc. (b)	7,890	435,528
Columbus McKinnon Corp. (NY Shares)	7,901	324,573
Franklin Electric Co., Inc.	20,107	1,115,335
Kornit Digital Ltd. (a)(b)	7,836	267,208
Lincoln Electric Holdings, Inc.	9,344	862,077
Middleby Corp. (b)	8,488	982,571
Nordson Corp.	8,524	1,413,535
Omega Flex, Inc.	3,896	373,276
PACCAR, Inc.	46,414	3,776,707
RBC Bearings, Inc. (b)	2,794	463,469
Sun Hydraulics Corp.	17,236	771,828
TriMas Corp. (b)	13,891	430,343
Woodward, Inc.	8,000	934,320
		12,531,490
Marine - 0.0%
Golden Ocean Group Ltd.	46,185	278,497
Seanergy Martime Holdings Corp. (b)	13,843	7,323
Star Bulk Carriers Corp. (a)	26,391	290,037
		575,857
Professional Services - 0.5%
51job, Inc. sponsored ADR (b)	6,921	544,129
CoStar Group, Inc. (b)	6,192	3,794,829
Exponent, Inc.	5,730	364,142
Forrester Research, Inc.	6,825	272,522
Huron Consulting Group, Inc. (b)	7,834	525,270
ICF International, Inc.	5,851	525,010
Kelly Services, Inc. Class A (non-vtg.)	12,016	263,271
Upwork, Inc. (b)	14,778	172,164
Verisk Analytics, Inc.	21,761	3,209,312
		9,670,649
Road & Rail - 0.9%
AMERCO	2,785	1,008,783
ArcBest Corp.	8,866	255,163
Avis Budget Group, Inc. (b)	13,338	396,806
CSX Corp.	110,683	7,918,262
Heartland Express, Inc.	23,678	506,946
J.B. Hunt Transport Services, Inc.	14,122	1,632,786
Landstar System, Inc.	5,345	595,486
Lyft, Inc. (a)	46,247	2,265,178
Marten Transport Ltd.	16,558	349,871
Old Dominion Freight Lines, Inc.	12,570	2,408,286
Saia, Inc. (b)	6,693	635,166
Universal Logistics Holdings, Inc.	11,720	233,697
Werner Enterprises, Inc.	9,950	365,762
		18,572,192
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (b)	5,730	169,895
BMC Stock Holdings, Inc. (b)	19,956	590,897
Fastenal Co.	73,586	2,613,775
H&E Equipment Services, Inc.	6,985	230,505
HD Supply Holdings, Inc. (b)	27,390	1,090,670
Rush Enterprises, Inc. Class A	9,758	447,112
		5,142,854

TOTAL INDUSTRIALS		84,898,641

INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 1.6%
Acacia Communications, Inc. (b)	10,239	682,327
Applied Optoelectronics, Inc. (a)(b)	7,379	78,955
Cisco Systems, Inc.	611,455	27,705,026
EchoStar Holding Corp. Class A (b)	8,139	342,408
Ericsson (B Shares) sponsored ADR	75,352	681,182
Extreme Networks, Inc. (b)	11,842	83,249
F5 Networks, Inc. (b)	9,116	1,328,292
InterDigital, Inc.	4,992	283,546
Ituran Location & Control Ltd.	8,722	209,328
Lumentum Holdings, Inc. (b)	13,600	1,001,776
NETGEAR, Inc. (b)	8,205	206,028
Radware Ltd. (b)	15,361	370,046
Sierra Wireless, Inc. (b)	8,475	74,714
ViaSat, Inc. (b)	8,689	638,642
Viavi Solutions, Inc. (b)	42,482	638,080
xG Technology, Inc. (a)(b)	27,712	7,482
		34,331,081
Electronic Equipment & Components - 1.0%
Avnet, Inc.	17,526	712,432
CDW Corp.	23,106	3,120,465
Cognex Corp. (a)	27,363	1,373,075
Coherent, Inc. (b)	2,824	426,029
ePlus, Inc. (b)	4,490	375,229
Flextronics International Ltd. (b)	63,644	755,454
FLIR Systems, Inc.	23,089	1,236,647
Hollysys Automation Technologies Ltd.	17,122	251,865
II-VI, Inc. (b)	16,373	477,928
Insight Enterprises, Inc. (b)	9,824	644,356
IPG Photonics Corp. (b)	7,545	1,072,069
Itron, Inc. (b)	12,724	1,018,938
Littelfuse, Inc.	3,525	639,470
MTS Systems Corp.	6,119	277,925
National Instruments Corp.	25,082	1,056,454
Novanta, Inc. (b)	8,758	816,070
OSI Systems, Inc. (b)	5,680	565,103
PC Connection, Inc.	9,806	483,632
Plexus Corp. (b)	8,581	651,298
Sanmina Corp. (b)	18,352	583,777
ScanSource, Inc. (b)	9,349	331,142
Tech Data Corp. (b)	5,577	808,052
Trimble, Inc. (b)	44,098	1,787,292
TTM Technologies, Inc. (b)	28,779	385,926
Zebra Technologies Corp. Class A (b)	8,651	2,170,882
		22,021,510
IT Services - 3.2%
21Vianet Group, Inc. ADR (b)	2,069	14,007
Akamai Technologies, Inc. (b)	28,846	2,513,064
Amdocs Ltd.	24,602	1,704,919
Automatic Data Processing, Inc.	59,917	10,232,625
Carbonite, Inc. (b)	10,729	246,767
Cardtronics PLC (a)(b)	9,737	411,096
Cass Information Systems, Inc.	5,786	326,735
Cognizant Technology Solutions Corp. Class A	80,142	5,137,904
CSG Systems International, Inc.	9,450	540,446
Euronet Worldwide, Inc. (b)	6,915	1,086,969
Exela Technologies, Inc. (b)	45,334	14,684
ExlService Holdings, Inc. (b)	8,789	613,560
Fiserv, Inc. (b)	95,468	11,097,200
GDS Holdings Ltd. ADR (a)(b)	13,712	641,996
GreenSky, Inc. Class A (a)(b)	4,432	32,974
Inpixon (b)	135,997	5,685
Internap Network Services Corp. (a)(b)	3,381	4,057
Jack Henry & Associates, Inc.	14,008	2,128,376
ManTech International Corp. Class A	5,357	415,596
MongoDB, Inc. Class A (b)	6,743	1,002,684
NIC, Inc.	22,752	516,243
Okta, Inc. (b)	16,178	2,099,581
Paychex, Inc.	47,150	4,060,558
PayPal Holdings, Inc. (b)	156,477	16,901,081
Presidio, Inc.	26,569	438,654
QIWI PLC Class B sponsored ADR	10,597	210,033
Sabre Corp.	41,551	931,989
StoneCo Ltd. Class A (a)(b)	18,347	751,860
Sykes Enterprises, Inc. (b)	13,286	466,870
Ttec Holdings, Inc.	12,755	585,837
Tucows, Inc. (a)(b)	4,804	272,627
VeriSign, Inc. (b)	18,972	3,618,719
Virtusa Corp. (b)	8,785	392,602
Wix.com Ltd. (b)	7,857	949,833
		70,367,831
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Energy Industries, Inc. (b)	6,263	402,147
Advanced Micro Devices, Inc. (b)	155,002	6,068,328
Ambarella, Inc. (b)	6,719	367,798
Amkor Technology, Inc. (b)	24,549	296,797
Analog Devices, Inc.	49,516	5,592,832
Applied Materials, Inc.	130,428	7,551,781
ASML Holding NV (a)	10,742	2,907,000
Axcelis Technologies, Inc. (b)	9,692	207,796
Broadcom, Inc.	54,530	17,242,931
Brooks Automation, Inc.	17,887	800,801
Cabot Microelectronics Corp.	4,539	605,548
Canadian Solar, Inc. (b)	20,477	334,799
Ceva, Inc. (b)	4,587	118,895
Cirrus Logic, Inc. (b)	6,013	431,132
Cree, Inc. (b)	16,213	716,777
Cypress Semiconductor Corp.	58,475	1,371,239
Diodes, Inc. (b)	13,993	645,637
Enphase Energy, Inc. (a)(b)	40,062	876,156
Entegris, Inc.	24,164	1,143,440
First Solar, Inc. (b)	13,181	728,118
FormFactor, Inc. (b)	25,137	581,670
Himax Technologies, Inc. sponsored ADR (a)(b)	17,791	40,919
Intel Corp.	623,049	36,167,994
KLA-Tencor Corp.	22,270	3,649,162
Kopin Corp. (b)	22,389	11,277
Kulicke & Soffa Industries, Inc.	18,277	458,570
Lam Research Corp.	21,828	5,824,365
Lattice Semiconductor Corp. (b)	49,276	930,824
Marvell Technology Group Ltd.	108,451	2,859,853
Maxim Integrated Products, Inc.	38,600	2,187,462
Mellanox Technologies Ltd. (b)	8,693	998,826
Microchip Technology, Inc. (a)	30,605	2,893,397
Micron Technology, Inc. (b)	159,314	7,569,008
MKS Instruments, Inc.	8,266	878,510
Monolithic Power Systems, Inc.	6,473	1,040,082
Nova Measuring Instruments Ltd. (b)	11,360	410,323
NVIDIA Corp.	87,192	18,897,994
NXP Semiconductors NV	39,790	4,598,928
ON Semiconductor Corp. (b)	73,501	1,578,066
Power Integrations, Inc. (a)	3,671	335,860
Qorvo, Inc. (b)	19,591	2,041,578
Qualcomm, Inc.	165,676	13,842,230
Rambus, Inc. (b)	30,226	394,449
Semtech Corp. (b)	14,685	711,635
Silicon Laboratories, Inc. (b)	8,027	850,300
Silicon Motion Technology Corp. sponsored ADR	9,580	424,394
Skyworks Solutions, Inc.	25,151	2,472,343
SolarEdge Technologies, Inc. (b)	7,947	648,555
SunPower Corp. (a)(b)	18,208	136,378
Synaptics, Inc. (a)(b)	8,320	475,571
Teradyne, Inc.	25,473	1,594,355
Texas Instruments, Inc.	123,547	14,851,585
Tower Semiconductor Ltd. (b)	11,788	258,393
Universal Display Corp.	7,172	1,392,946
Xilinx, Inc.	34,380	3,189,776
Xperi Corp.	8,775	173,657
		183,781,187
Software - 11.9%
ACI Worldwide, Inc. (b)	22,881	858,038
Adobe, Inc. (b)	68,494	21,200,948
Alarm.com Holdings, Inc. (b)	11,706	510,616
ANSYS, Inc. (b)	15,102	3,846,328
Aspen Technology, Inc. (b)	13,746	1,723,748
Atlassian Corp. PLC (b)	18,747	2,382,931
Autodesk, Inc. (b)	30,275	5,476,748
Blackbaud, Inc.	9,620	797,306
BlackLine, Inc. (a)(b)	12,735	685,398
Bottomline Technologies, Inc. (b)	9,873	488,615
Cadence Design Systems, Inc. (b)	36,719	2,579,510
CDK Global, Inc.	24,482	1,311,011
Cerence, Inc. (b)	5,915	92,037
Check Point Software Technologies Ltd. (b)	22,700	2,675,876
Citrix Systems, Inc.	19,842	2,238,376
CommVault Systems, Inc. (b)	7,179	363,401
Cornerstone OnDemand, Inc. (b)	13,451	829,523
Coupa Software, Inc. (b)	11,657	1,789,233
Crowdstrike Holdings, Inc. (a)	3,235	187,630
CyberArk Software Ltd. (b)	8,518	1,043,881
Descartes Systems Group, Inc. (Canada) (b)	18,602	796,848
DocuSign, Inc. (b)	23,030	1,639,966
Dropbox, Inc. Class A (b)	27,891	515,705
Ebix, Inc. (a)	5,943	206,698
Everbridge, Inc. (b)	8,739	768,508
FireEye, Inc. (b)	19,899	333,507
Five9, Inc. (b)	14,650	998,691
Fortinet, Inc. (b)	30,678	3,224,565
GTY Govtech, Inc. (a)(b)	16,632	81,996
Ideanomics, Inc. (a)(b)	17,035	15,507
Intuit, Inc.	35,405	9,166,000
j2 Global, Inc.	10,291	998,433
LivePerson, Inc. (b)	18,911	750,578
Magic Software Enterprises Ltd.	7,487	75,694
Manhattan Associates, Inc. (b)	12,458	1,040,368
Microsoft Corp.	1,014,248	153,536,862
MicroStrategy, Inc. Class A (b)	2,933	440,918
Mimecast Ltd. (b)	14,598	647,421
NICE Systems Ltd. sponsored ADR (a)(b)	8,888	1,346,443
Nortonlifelock, Inc.	83,613	2,081,964
Nuance Communications, Inc. (b)	47,328	848,591
Nutanix, Inc. Class A (b)	32,826	1,226,051
Open Text Corp.	49,393	2,153,019
Parametric Technology Corp. (b)	21,592	1,653,947
Paylocity Holding Corp. (b)	10,359	1,267,113
Pegasystems, Inc.	15,075	1,170,122
Phunware, Inc. (b)	3,266	4,180
Pluralsight, Inc. (b)	15,026	255,292
Progress Software Corp.	12,316	517,395
Proofpoint, Inc. (b)	7,947	943,229
Qualys, Inc. (b)	7,927	693,692
Rapid7, Inc. (b)	12,937	725,378
RealPage, Inc. (b)	13,411	738,007
Sapiens International Corp. NV	24,692	555,817
SecureWorks Corp. (b)	3,376	38,284
Splunk, Inc. (b)	24,814	3,702,745
SPS Commerce, Inc. (b)	10,241	576,876
SS&C Technologies Holdings, Inc.	42,429	2,547,861
SurveyMonkey (b)	14,374	245,364
Synopsys, Inc. (b)	22,026	3,106,547
Talend SA ADR (a)(b)	7,575	287,547
Tenable Holdings, Inc. (b)	9,447	256,486
The Trade Desk, Inc. (a)(b)	5,520	1,453,637
TiVo Corp.	27,730	216,571
Varonis Systems, Inc. (b)	7,241	565,595
Verint Systems, Inc. (b)	11,734	570,390
Veritone, Inc. (a)(b)	4,013	12,119
Workday, Inc. Class A (b)	21,702	3,887,262
Xunlei Ltd. sponsored ADR (a)(b)	21,053	108,844
Zoom Video Communications, Inc. Class A	8,041	599,055
Zscaler, Inc. (a)(b)	20,062	1,045,832
		261,720,674
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	600,169	160,395,143
Logitech International SA	32,045	1,395,880
Nano Dimension Ltd. ADR (a)(b)	15,006	39,016
NetApp, Inc.	50,846	3,080,759
Seagate Technology LLC	48,079	2,869,355
Sonim Technologies, Inc. (a)	4,524	12,577
Stratasys Ltd. (a)(b)	16,512	304,481
Western Digital Corp.	48,553	2,443,672
		170,540,883

TOTAL INFORMATION TECHNOLOGY		742,763,166

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights (b)(c)	7,892	3,417
AgroFresh Solutions, Inc. (b)	3,504	8,304
Amyris, Inc. (a)(b)	31,579	126,948
Balchem Corp.	3,264	325,192
Innophos Holdings, Inc.	4,234	135,065
Innospec, Inc.	6,694	658,690
Loop Industries, Inc. (a)(b)	4,881	49,786
		1,307,402
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	12,356	380,688
Metals & Mining - 0.2%
Century Aluminum Co. (b)	7,673	54,095
Ferroglobe PLC (b)	34,193	21,839
Ferroglobe Representation & Warranty Insurance (b)(c)	7,187	0
Kaiser Aluminum Corp.	4,316	472,947
Pan American Silver Corp.	27,633	531,935
Royal Gold, Inc.	10,065	1,180,323
Schnitzer Steel Industries, Inc. Class A	10,194	219,681
SSR Mining, Inc. (b)	26,867	420,309
Steel Dynamics, Inc.	35,302	1,190,736
		4,091,865
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	23,694	296,886

TOTAL MATERIALS		6,076,841

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Brookfield Property REIT, Inc. Class A	10,568	201,003
CareTrust (REIT), Inc.	25,480	532,022
CIM Commercial Trust Corp.	6,063	87,914
CyrusOne, Inc.	16,047	999,728
Equinix, Inc.	14,253	8,079,313
Gaming & Leisure Properties	38,655	1,631,241
Hospitality Properties Trust (SBI)	22,995	535,554
Industrial Logistics Properties Trust	9,225	199,629
Lamar Advertising Co. Class A	13,635	1,137,568
Potlatch Corp.	10,141	440,424
Regency Centers Corp.	25,398	1,651,886
Retail Opportunity Investments Corp.	28,361	517,305
Sabra Health Care REIT, Inc.	20,156	449,076
SBA Communications Corp. Class A	20,964	4,957,357
		21,420,020
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	69,333	1,321,101
Colliers International Group, Inc.	8,226	594,826
FirstService Corp.	8,143	780,832
Newmark Group, Inc.	27,138	354,151
Redfin Corp. (a)(b)	2,946	56,799
The RMR Group, Inc.	4,874	228,932
		3,336,641

TOTAL REAL ESTATE		24,756,661

UTILITIES - 0.8%
Electric Utilities - 0.7%
Alliant Energy Corp.	39,645	2,101,185
Exelon Corp.	132,605	5,887,662
MGE Energy, Inc. (a)	8,849	685,974
Otter Tail Corp.	10,606	521,391
Xcel Energy, Inc.	74,350	4,571,782
		13,767,994
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	18,662	483,719
Pattern Energy Group, Inc.	23,982	659,985
Terraform Power, Inc.	72,111	1,118,442
		2,262,146
Water Utilities - 0.0%
Middlesex Water Co.	6,870	431,505

TOTAL UTILITIES		16,461,645

TOTAL COMMON STOCKS
(Cost $1,158,953,338)		1,832,153,679
	Principal Amount	Value

U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (d)
(Cost $14,952,638)	15,000,000	14,959,966
	Shares	Value

Money Market Funds - 18.7%
Fidelity Cash Central Fund 1.61% (e)	353,967,697	$354,038,491
Fidelity Securities Lending Cash Central Fund 1.61% (e)(f)	57,424,736	57,430,478
TOTAL MONEY MARKET FUNDS
(Cost $411,465,901)		411,468,969
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $1,585,371,877)		2,258,582,614
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(56,112,547)
NET ASSETS - 100%		$2,202,470,067

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	2,200	Dec. 2019	$370,370,000	$21,476,584	$21,476,584

The notional amount of futures purchased as a percentage of Net Assets is 16.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $298,653,663.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,959,966.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,266,911
Fidelity Securities Lending Cash Central Fund	1,437,099
Total	$7,704,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$317,892,055	$317,892,055	$--	$--
Consumer Discretionary	238,814,237	238,814,237	--	--
Consumer Staples	81,218,497	81,218,497	--	--
Energy	4,205,543	4,205,543	--	--
Financials	122,964,721	122,964,721	--	--
Health Care	192,101,672	192,055,805	--	45,867
Industrials	84,898,641	84,898,641	--	--
Information Technology	742,763,166	742,763,166	--	--
Materials	6,076,841	6,073,424	--	3,417
Real Estate	24,756,661	24,756,661	--	--
Utilities	16,461,645	16,461,645	--	--
U.S. Government and Government Agency Obligations	14,959,966	--	14,959,966	--
Money Market Funds	411,468,969	411,468,969	--	--
Total Investments in Securities:	$2,258,582,614	$2,243,573,364	$14,959,966	$49,284
Derivative Instruments:
Assets
Futures Contracts	$21,476,584	$21,476,584	$--	$--
Total Assets	$21,476,584	$21,476,584	$--	$--
Total Derivative Instruments:	$21,476,584	$21,476,584	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$21,476,584	$0
Total Equity Risk	21,476,584	0
Total Value of Derivatives	$21,476,584	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2019
Assets
Investment in securities, at value (including securities loaned of $55,645,164) — See accompanying schedule: Unaffiliated issuers (cost $1,173,905,976)	$1,847,113,645
Fidelity Central Funds (cost $411,465,901)	411,468,969
Total Investment in Securities (cost $1,585,371,877)		$2,258,582,614
Segregated cash with brokers for derivative instruments		1,025,123
Foreign currency held at value (cost $5,242)		5,001
Receivable for investments sold		3,590
Dividends receivable		1,782,204
Distributions receivable from Fidelity Central Funds		539,681
Receivable for daily variation margin on futures contracts		730,889
Prepaid expenses		14,283
Receivable from investment adviser for expense reductions		111,708
Other receivables		8,970
Total assets		2,262,804,063
Liabilities
Payable to custodian bank	$2,372,755
Accrued management fee	429,640
Other affiliated payables	46,640
Other payables and accrued expenses	58,642
Collateral on securities loaned	57,426,319
Total liabilities		60,333,996
Net Assets		$2,202,470,067
Net Assets consist of:
Paid in capital		$1,505,664,550
Total accumulated earnings (loss)		696,805,517
Net Assets		$2,202,470,067
Net Asset Value, offering price and redemption price per share ($2,202,470,067 ÷ 6,460,000 shares)		$340.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2019
Investment Income
Dividends		$19,092,938
Interest		352,980
Income from Fidelity Central Funds (including $1,437,099 from security lending)		7,704,010
Total income		27,149,928
Expenses
Management fee	$4,764,984
Transfer agent and custody fees	30,907
Accounting and security lending fees	504,871
Independent trustees' fees and expenses	11,280
Audit	67,484
Legal	29,584
Miscellaneous	18,882
Total expenses before reductions	5,427,992
Expense reductions	(1,242,844)
Total expenses after reductions		4,185,148
Net investment income (loss)		22,964,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,142,949)
Redemptions in-kind	86,836,878
Fidelity Central Funds	(1,366)
Foreign currency transactions	10,799
Futures contracts	12,168,291
Total net realized gain (loss)		90,871,653
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	205,317,430
Fidelity Central Funds	1,826
Assets and liabilities in foreign currencies	(144)
Futures contracts	41,289,295
Total change in net unrealized appreciation (depreciation)		246,608,407
Net gain (loss)		337,480,060
Net increase (decrease) in net assets resulting from operations		$360,444,840

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2019	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,964,780	$16,915,802
Net realized gain (loss)	90,871,653	92,537,507
Change in net unrealized appreciation (depreciation)	246,608,407	(4,534,483)
Net increase (decrease) in net assets resulting from operations	360,444,840	104,918,826
Distributions to shareholders	(22,429,700)	(16,311,200)
Share transactions
Proceeds from sales of shares	216,266,412	447,694,234
Cost of shares redeemed	(200,133,424)	(167,424,839)
Net increase (decrease) in net assets resulting from share transactions	16,132,988	280,269,395
Total increase (decrease) in net assets	354,148,128	368,877,021
Net Assets
Beginning of period	1,848,321,939	1,479,444,918
End of period	$2,202,470,067	$1,848,321,939
Other Information
Shares
Sold	730,000	1,550,000
Redeemed	(690,000)	(600,000)
Net increase (decrease)	40,000	950,000

See accompanying notes which are an integral part of the financial statements.

Fidelity Nasdaq Composite Index Tracking Stock

Years ended November 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$287.90	$270.47	$209.73	$201.07	$188.45
Income from Investment Operations
Net investment income (loss)A	3.53	2.76	2.40	2.43	2.14
Net realized and unrealized gain (loss)	52.98	17.36	60.58	8.56	12.44
Total from investment operations	56.51	20.12	62.98	10.99	14.58
Distributions from net investment income	(3.47)	(2.69)	(2.24)	(2.33)	(1.96)
Total distributions	(3.47)	(2.69)	(2.24)	(2.33)	(1.96)
Net asset value, end of period	$340.94	$287.90	$270.47	$209.73	$201.07
Total ReturnB	19.83%	7.42%	30.21%	5.56%	7.79%
Ratios to Average Net AssetsC,D
Expenses before reductions	.27%	.27%	.31%	.32%	.42%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	1.15%	.95%	.99%	1.25%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$2,202,470	$1,848,322	$1,479,445	$755,017	$663,523
Portfolio turnover rateE,F	6%	10%	12%	6%	9%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2019

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$716,636,760
Gross unrealized depreciation	(43,860,445)
Net unrealized appreciation (depreciation)	$672,776,315
Tax Cost	$1,585,806,299

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,356,211
Undistributed long-term capital gain	$18,885,674
Net unrealized appreciation (depreciation) on securities and other investments	$672,563,632

The tax character of distributions paid was as follows:

	November 30, 2019	November 30, 2018
Ordinary Income	$22,429,700	$ 16,311,200

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $102,493,252 and $140,388,032, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $172,470,290 and $159,510,871, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets. During January 2019, the Board approved to change the investment adviser from Fidelity Management & Research Company to FMR Co., Inc. effective February 1, 2019. There was no change to the management fee.

During November 2019, the Board approved to change the management fee structure for the Fund from a flat fee to an all-inclusive fee effective December 1, 2019. The Fund will pay a monthly management fee that is based on an annual rate of .21% of the Fund's average net assets. Under the management contract, the investment adviser will pay all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $798,488. Total fees paid by the Fund to NFS, as lending agent, amounted to $67,833. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $65,102 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of the Fund to the extent annual operating expenses exceeded .21% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,241,474.

During November 2019, the Board approved to discontinue the expense limitation effective December 1, 2019.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,370.

9. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Nasdaq Composite Index Tracking Stock (one of the funds constituting Fidelity Commonwealth Trust, referred to hereafter as the “Fund”) as of November 30, 2019, the related statement of operations for the year ended November 30, 2019, the statement of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2019 and the financial highlights for each of the five years in the period ended November 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2018

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2018

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2018

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2018

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2018

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2018

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2018

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During Period-B June 1, 2019 to November 30, 2019
Actual	.21%	$1,000.00	$1,169.90	$1.14
Hypothetical-C		$1,000.00	$1,024.02	$1.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Nasdaq Composite Index Tracking Stock voted to pay on December 26, 2019, to shareholders of record at the opening of business on December 20, 2019, a distribution of $3.142 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.879 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2019, $18,885,674, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 66%, 90%, 90%, and 90% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 82%, 94%, 94%, and 94% of the dividends distributed in December, March, June, and September, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements, including a sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with FMR Co., Inc. (FMRC) for the fund (the Amended Management Contract) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together with the Amended Management Contract, the Amended and Restated Contracts): (1) to implement an all-inclusive fee structure and lower the management fee rate from 0.24% to 0.21% effective December 1, 2019; and (2) to reflect the upcoming consolidation of certain of Fidelity’s advisory businesses effective on or about January 1, 2020.

The Board considered that, on or about January 1, 2020, FMRC will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the fund’s sub-adviser, Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreement (Advisory Contracts). At its January 2019 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund's shareholders. The Board noted that approval of the Amended and Restated Contracts would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended and Restated Contracts will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts.

Based on its review, the Board concluded at its January 2019 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

The Board considered that the Amended Management Contract would implement an all-inclusive fee set below the fund's current management fee level and payable to FMR for managing the fund and paying all of the fund's operating expenses, subject to certain exceptions. The Board considered that the Amended Management Contract would result in a decrease to the fund's management fee rate by 3.0 basis points, and that the management fee rate would continue to rank below the total mapped group median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its January 2019 meeting, the Board concluded that it was satisfied that FMR's profitability in connection with the operation of the fund was not excessive under the circumstances. Because the Board was approving an arrangement that would reduce the management fee rate, the Board did not consider the costs of the services provided by and the profits realized by FMR to be significant factors in its decision to approve the Amended Management Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its January 2019 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Management Contract because the all-inclusive fee will be set below the fund's current management fee.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's advisory fee structures are fair and reasonable, and that the Amended and Restated Contracts should be approved.

ETF-ANN-0120
1.795540.116

Item 2.

Code of Ethics

As of the end of the period, November 30, 2019, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the “Fund”):

Services Billed by PwC

November 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$54,000	$4,400	$5,900	$2,000

November 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$52,000	$4,600	$5,400	$2,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2019A	November 30, 2018A
Audit-Related Fees	$7,890,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2019A	November 30, 2018A
PwC	$12,550,000	$10,950,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of November 30, 2019, the members of the Audit Committee were Joseph Mauriello, Donald F. Donahue, Alan J. Lacy and Michael E. Wiley.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2020